Balance Sheet Components (Additional Information) (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2025	Sep. 25, 2025	Sep. 23, 2025	Aug. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 09, 2024	Jun. 18, 2024	Jun. 11, 2024	Oct. 11, 2023	Sep. 25, 2023	Sep. 21, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Deferred offering costs					$ 6,000,000		$ 6,000,000
Cash Consideration									$ 0	$ (10,000,000)
Common stock, shares issued					7,585,446		7,585,446		6,951,622			3,250,000	3,250,000		13,562	8,500,000
Impairment Loss									$ 0
Depreciation expense					$ 2,000	$ 4,000	$ 5,000	$ 12,000	$ 14,000	40,000
Share price					$ 630		$ 630		$ 630
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares Purchased Under Stock Purchase Agreement				500,000
Common stock, par value				$ 0.0001
Deferred offering costs									$ 6,000,000	$ 0
Cash Consideration				$ 2,000,000					$ 2,300,000
Net Amount of shares				$ 2,300,000
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued				8,571
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Cash [Member]
Property, Plant and Equipment [Line Items]
Cash Consideration				$ 2,000,000
Semnur Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued			12,500,000
Common stock aggregate purchase price			$ 200,000,000
Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued				8,571
Price per share (in Dollars per share)				$ 40.25
Semnur Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value									$ 0.00001
Datavault Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares acquired	15,000,000
Stock purchase price	$ 0.5378
Number of shares acquired, value	$ 8,100,000
Number of common shares authorized for issuance	1,500,000,000
Datavault Common Stock [Member] | Datavault Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Number of shares purchase		15,000,000
Common stock aggregate purchase price		$ 150,000,000
Pre-Funded Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of shares exchange	263,914,094
Number of shares exchange, value	$ 141,900,000
Share price	$ 0.0001
Pre-Funded Warrant [Member] | Datavault Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Number of shares purchase		263,914,094
Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Common stock at a conversion price											$ 10
Debt accrued interest											$ 0
Convertible Notes Payable									$ 75,300
Convertible Promissory Note [Member] | Principal Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount											15,063.74
Convertible Promissory Note [Member] | Remaining Drawable Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount											164,936.26
Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock at a conversion price														$ 70
Maximum [Member] | Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount											$ 180,000